Long Term Debts (Tables)	12 Months Ended
Dec. 31, 2022
Long Term Debts [Abstract]
Schedule of maturity dates
	Linkage	Interest	January 1,	December 31,
	basis	rate	2021	2021	2022
		%
Loans from banks and others(1)	NIS	2.1 – 5	$23,466	$17,388	$12,161
Bank loans(2)	USD	2.1 + SOFR-SOFR+2.25	-	15,000	36,408
Other long term debts	JPY	1.9	88	68	61
			$23,554	$32,456	$48,630
Less current maturities	NIS, USD		(10,202)	(12,301)	(18,218)
			$13,352	$20,155	$30,412

(1)	This is comprised of a loan obtained by the Company on November 2016 in the amount of $ 31,356. The loan is linked to the New Israel Shekel, and was obtained from an Israeli financial institution (“the Loan”). The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.
(2)	On June 1, 2021, the Company obtained a loan in the amount of $ 15,000 from an Israeli bank. The principal amount of the loan is payable in eight equal semi-annual installments with the final payment due on December 1, 2025 and bears a fixed interest rate of SOFR + 2.1% per annum, payable in two semi-annual payments.

Schedule of maturity dates
	January 1,	December 31,
	2021	2021	2022
First year (Current maturities)	$10,202	$12,301	$18,218
Second year	6,572	10,891	10,043
Third year	6,484	4,462	9,818
Fourth year	148	4,203	5,000
Fifth year and thereafter	148	599	5,551
Total	$23,554	$32,456	$48,630